Related party transactions (Details) - Cespira - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Receivables	$ 203		$ 203		$ 274
Payables	367		367		$ 78
Sales of goods, services, and other income
Related Party Transaction [Line Items]
Transaction amount	6	$ 136	18	$ 15,679
Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	$ 31	$ 226	$ 465	$ 1,470